Federated Hermes Global Equity Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.6%
		Australia—1.4%
2,362		Ampol Ltd.	$44,783
6,904		Goodman Group	88,076
		TOTAL	132,859
		Austria—0.4%
813		OMV AG	39,167
		Brazil—1.0%
23,000		Magazine Luiza SA	99,236
		China—3.2%
2,214	[1]	Alibaba Group Holding Ltd.	66,220
9,000		China Mengniu Dairy Co. Ltd.	49,408
6,000		China Resources Logic Ltd.	29,967
8,000		Ping An Insurance (Group) Co. of China Ltd.	98,243
37,690		Shenzhen International Holdings Ltd.	62,582
		TOTAL	306,420
		Denmark—1.5%
1,548		Novo Nordisk A/S	110,130
168		Orsted A/S	27,116
		TOTAL	137,246
		Finland—0.9%
4,513		Stora Enso Oyj, Class R	88,859
		France—0.8%
433		Gaztransport Et Technigaz	36,353
410		Vinci SA	42,547
		TOTAL	78,900
		Germany—0.3%
512		Vonovia SE	32,607
		Hong Kong—1.1%
8,134		AIA Group Ltd.	101,816
		Hungary—0.7%
1,501	[1]	OTP Bank RT	68,284
		India—0.3%
500		Dr. Reddy's Laboratories Ltd.	30,056
		Indonesia—0.6%
213,100		PT Telekomunikasi Indonesia Tbk	52,197
		Italy—1.2%
1,855		Prysmian SpA	59,402
4,874	[1]	UniCredit SpA	50,229
		TOTAL	109,631
		Japan—6.5%
600		Daifuku Co.	57,296
600		FUJIFILM Holdings Corp.	34,400
1,600		Kurita Water Industries Ltd.	65,176
1,000		Nitto Denko Corp.	85,930
1,100		Omron Corp.	89,190
4,000		ORIX Corp.	68,786
8,000		Panasonic Corp.	103,503

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,000		Sony Corp.	$105,109
		TOTAL	609,390
		Netherlands—2.3%
380		ASML Holding N.V.	213,961
		Norway—2.0%
3,722		Aker BP ASA	97,461
17,017		Norsk Hydro ASA	94,405
		TOTAL	191,866
		South Korea—3.8%
19		LG Household & Health Care Ltd.	25,585
2,844		Samsung Electronics Co. Ltd.	208,569
304		Samsung Fire & Marine Insurance	46,784
600		SK Hynix, Inc.	75,456
		TOTAL	356,394
		Spain—1.5%
3,561		Iberdrola SA	44,707
2,653		Siemens Gamesa Renewable Energy SA	98,202
		TOTAL	142,909
		Sweden—2.5%
2,602		Essity Aktiebolag	78,113
3,458		Husqvarna AB, Class B	42,176
6,772	[1]	Svenska Cellulosa AB SCA, Class B	116,472
		TOTAL	236,761
		Switzerland—3.8%
285		Lonza Group AG	179,559
716		Nestle S.A.	74,769
324		Roche Holding AG	105,910
		TOTAL	360,238
		Taiwan—2.9%
9,000		Giant Manufacturing Co. Ltd.	90,963
1,450		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	182,613
		TOTAL	273,576
		United Kingdom—2.3%
17,318		M&G PLC	44,364
4,110		Prudential PLC	80,610
8,808		Tate & Lyle PLC	89,192
		TOTAL	214,166
		United States—59.6%
1,753		Abbott Laboratories	209,974
664		Accenture PLC	166,598
1,017		Activision Blizzard, Inc.	97,235
82	[1]	Alphabet, Inc., Class A	165,797
56	[1]	Alphabet, Inc., Class C	114,064
97	[1]	Amazon.com, Inc.	300,014
503		American Tower Corp.	108,713
453		American Water Works Co., Inc.	64,272
365		Amgen, Inc.	82,096
466		Analog Devices, Inc.	72,612
2,748		Apple, Inc.	333,223
3,670		Bank of America Corp.	127,386

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
421		Baxter International, Inc.	$32,707
490	[1]	Berkshire Hathaway, Inc., Class B	117,850
704		Best Buy Co., Inc.	70,646
1,023		Capital One Financial Corp.	122,954
380		Chubb Ltd.	61,780
1,574		Citigroup, Inc.	103,695
527	[1]	Copart, Inc.	57,527
2,511		Delta Air Lines, Inc.	120,377
2,850	[1]	Discovery, Inc., Class A	151,136
343		FedEx Corp.	87,294
640		Fortune Brands Home & Security, Inc.	53,210
1,150		Hess Corp.	75,360
717	[1]	Ingersoll-Rand, Inc.	33,226
697	[1]	Keysight Technologies, Inc.	98,639
678		Kimberly-Clark Corp.	87,008
240		Lam Research Corp.	136,126
180	[1]	Lululemon Athletica Inc.	56,102
1,208		Microsoft Corp.	280,715
118		MSCI, Inc., Class A	48,913
263		NVIDIA Corp.	144,277
122	[1]	O'Reilly Automotive, Inc.	54,574
337	[1]	PayPal Holdings, Inc.	87,569
1,170		Procter & Gamble Co.	144,530
930		Prudential Financial, Inc.	80,650
416		Robert Half International, Inc.	32,361
767		Royal Caribbean Cruises, Ltd.	71,538
317	[1]	Salesforce.com, Inc.	68,631
894		The Travelers Cos., Inc.	130,077
410		Thermo Fisher Scientific, Inc.	184,533
1,880		TJX Cos., Inc.	124,061
807		Trane Technologies plc	123,665
1,180		UGI Corp.	45,206
165	[1]	Veeva Systems, Inc.	46,218
1,548		Verizon Communications, Inc.	85,604
729		Visa, Inc., Class A	154,832
1,317	[1]	Walt Disney Co.	248,966
2,184		Weyerhaeuser Co.	73,972
552		Zoetis, Inc.	85,692
		TOTAL	5,624,205
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $7,175,677)	9,500,744
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[2]	(60,391)
		TOTAL NET ASSETS—100%	$9,440,353

Non-income-producing security.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,624,205	$—	$—	$5,624,205
International	571,028	3,305,511	—	3,876,539
TOTAL SECURITIES	$6,195,233	$3,305,511	$—	$9,500,744
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt